UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015
ASSETS
Cash and Cash Equivalents	$ 7	$ 41
Prepaid Expenses	5,516
Note Receivable - Related Party		297
Total Assets	5,523	338
Liabilities
Term Notes Payable		441,421
Notes Payable - Affiliates	11,552	1,102,785
Judgements Payable		1,138,264
Convertible Notes Payable, Net of Discounts of $ 0 and $ 5,371, respectively	124,225	120,187
Derivative Liability	257,899	256,273
Deferred Retirement Benefits		438,782
Accounts Payable	22,359	844,542
Advances from Shareholders		149,185
Accrued Expenses	553,405	2,866,180
Total Liabilities	969,440	7,357,619
Stockholders' Deficit
Common Stock - $.0001 Par; 5,000,000,000 Shares Authorized, 68,817,927 and 60,788,382 Issued and Outstanding, Respectively	6,882	6,079
Additional Paid-In-Capital	7,745,373	7,743,891
Accumulated Deficit	(8,719,751)	(15,110,830)
Total Stockholders' Deficit	(963,917)	(7,357,281)
Total Liabilities and Stockholders' Deficit	5,523	338
Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, value	2,500	2,500
Preferred Class B [Member]
Stockholders' Deficit
Preferred Stock, value	910	910
Preferred Class C [Member]
Stockholders' Deficit
Preferred Stock, value	$ 169	$ 169